CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Tax on currency translation differences	£ 0	£ 0	£ 0
Tax on transfers to income statement	£ 0	£ 0	£ 0